Operating Leases (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Lease [Abstract]
Summary of Non-cancellable Operating Lease Rentals Payables

Non-cancellable operating lease rentals are payable as follows:

	As at March 31
Particulars	2018	2019
Less than one year	5,072	5,313
Between one and five years	17,015	16,648
More than five years	19,781	16,352
Total	41,868	38,313